Share Capital	12 Months Ended
Jun. 30, 2021
13. Share Capital

13. Share Capital

The Company’s common shares have no par value and the authorized share capital is composed of an unlimited number of common shares. On May 20, 2021, the Company gave effect to a 1 for 10 consolidation of its common shares and all outstanding warrants, stock options and restricted share units. All of the per share amounts in these consolidated financial statements have been restated to give effect to the share consolidation on a retroactive basis.

As of June 30, 2021, the Company had 98,184,260 common shares issued and outstanding (June 30, 2020: 53,649,481).

The following changes to the issued and outstanding common shares occurred during the year ended June 30, 2021:

(a)

On July 2, 2020, the Company completed a non-brokered private placement of 6,157,887 units at a price of $0.24 (CAD$0.325) per unit for gross proceeds of $1,476,571 (CAD$2,001,310). Each unit consisted of one common share of the Company and one-half of one common share purchase warrant, with each full warrant entitling the holder to acquire one additional common share of the Company at a price of $0.48 (CAD$0.65) per share for a period of 24 months. No finder fees or commissions were paid in association with the private placement. In connection with the non-brokered private placement, the Company incurred $9,293 in share issuance costs.

(b)	On December 22, 2020, a total of 72,174 stock options priced at $0.56 were exercised into 72,174 common shares for gross proceeds of $40,418.

(c)	On February 9, 2021, a total of 147,000 stock options priced at $0.66 were exercised into 147,000 common shares for gross proceeds of $97,054.

(d)	On February 12, 2021, a total of 55,000 warrants priced at CAD$0.90 and 15,385 warrants at a price of CAD$0.65 were exercised into 70,385 common shares for gross proceeds of $46,760.

(e)

On February 19, 2021, a total of 22,223 stock options priced at CAD$0.90 were exercised into 22,223 common shares for gross proceeds of $15,857 and a total of 517,443 RSUs that vested on February 7, 2021 were converted into common shares for no additional consideration.

(f)	On February 23, 2021, a total of 73,000 stock options priced at $0.66 were exercised into 73,000 common shares for gross proceeds of $48,439.

(g)	On February 26, 2021, a total of 111,112 warrants priced at CAD$0.90 were exercised into 111,112 common shares for gross proceeds of $79,172.

(h)	On March 4, 2021, a total of 50,000 warrants priced at CAD$0.65 were exercised into 50,000 common shares for gross proceeds of $25,681.

(i)	On March 8, 2021, a total of 290,000 stock options priced at CAD$1.00 and 220,000 stock options priced at $0.66 were exercised into 510,000 common shares for gross proceeds of $374,494.

(j)

On March 15, 2021, the Company completed a non-brokered private placement of 12,000,000 common shares at a price of CAD$0.65 per share for total gross proceeds of $6,000,000 (CAD$7,800,000). In connection with the non-brokered private placement, the Company incurred $16,367 in share issuance costs.

(k)	On April 12, 2021, a total of 361,500 warrants priced at CAD$0.65 and 55,555 warrants priced at CAD$0.90 were exercised into 417,055 common shares for gross proceeds of $226,506.

(l)

On May 19, 2021, the Company completed a non-brokered private placement of 23,214,286 units at a price of CAD$0.65 per unit for total gross proceeds of $12,500,000 (CAD$15,089,286). Each unit consisted of one common share of the Company and one common share purchase warrant, with each warrant entitling the holder to acquire one additional common share of the Company at a price of CAD$1.00 per share for a period of 24 months. No finder fees or commissions were paid in association with the private placement. In connection with the non-brokered private placement, the Company incurred $87,788 in share issuance costs.

(m)	On May 25, 2021, a total of 750,000 warrants priced at CAD$0.65 were exercised into 750,000 common shares for gross proceeds of $403,705.

(n)	On June 7, 2021, a total of 200,000 warrants priced at CAD$0.90 were exercised into 200,000 common shares for gross proceeds of $148,518.

(o)	On June 23, 2021, a total of 222,223 warrants priced at CAD$0.90 were exercised into 222,223 common shares for gross proceeds of $162,000.

13. Share Capital (continued)

The Company issued the following common shares during the year ended June 30, 2020:

(a)

On October 25, 2019, the Company closed a non-brokered private placement offering of 2,907,777 units at a price of $0.34 (CAD$0.45) per unit for aggregate gross proceeds of $998,620 (CAD$1,308,500). Each unit consisted of one common share and one-half common share purchase warrant, with each full warrant exercisable into one common share at an exercise price of $0.70 (CAD$0.90) for a period of two years. In connection with the non-brokered private placement, the Company incurred $7,820 in share issuance costs.